ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Components of Accrued Expenses and Other Liabilities

	December 31,
	2020	2019
Payroll and related expenses	$190,274	$179,291
Accrued expenses	95,951	107,901
Government authorities	127,129	101,194
Other	3,820	3,299
	$417,174	$391,685